CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Oct. 01, 2015	Sep. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, authorized	50,000,000	50,000,000	50,000,000	125,000,000	50,000,000
Common stock, issued	10,671,187	7,676,074	7,800,000	78,000,000	4,136,852
Common stock, outstanding	10,671,187	7,676,074	7,800,000	78,000,000	4,136,852